Schedule of Property and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 28, 2012	Sep. 28, 2012		Sep. 30, 2011
Property, Plant and Equipment [Line Items]
Accumulated depreciation		$ (314)	[1]	$ (253)	[1]
Property and equipment, net	215	217		172
Accumulated depreciation on assets held under capital leases		25		13
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross		9		9
Buildings and Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross		76		64
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		369		290
Assets Held under Capital Leases
Property, Plant and Equipment [Line Items]
Property and equipment, gross		43	[2]	25	[2]
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 34		$ 37

[1]	Accumulated amortization of capital lease assets was $25 million and $13 million as of September 28, 2012 and September 30, 2011, respectively.
[2]	Property under capital leases consists primarily of buildings.